Key Management	12 Months Ended
Dec. 31, 2022
Key Management
Key Management
28.	Key Management

Key management includes directors (executive and non-executive) and the executive management team. The compensation paid or payable to key management for employee services is presented below:

	2022	2021
	$	$

Salaries and short-term employee benefits	5,440	4,726
Share-based compensation	5,757	4,073
Cost recoveries from associates	(330)	(579)
	10,867	8,220

Key management employees are subject to employment agreements which provide for payments on termination of employment without cause or following a change of control providing for payments of between once to twice base salary and bonus and certain vesting acceleration clauses on restricted share units and share options.